Reporting entity (Details) € in Millions	1 Months Ended		3 Months Ended	6 Months Ended
	Jan. 31, 2024	Apr. 30, 2023 item	Jun. 30, 2023 EUR (€)	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Number of clinical stage development programs | item		3
Percentage of headcount was reduced	50.00%
Termination payments			€ 1.1	€ 1.6	€ 1.1
Research and development expenses
Disclosure of non-adjusting events after reporting period [line items]
Termination payments				1.5
General and administrative expenses
Disclosure of non-adjusting events after reporting period [line items]
Termination payments				€ 0.1